Schedule of Private Placement Convertible Note (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loss on debt issuance					$ 653,208
Private Placement Offering 3 LLP [Member]
Debt Instrument [Line Items]
Beginning balance	$ 2,676,000
Issuance of Private Placement Convertible Notes	2,000,000	2,200,000
Loss on debt issuance	1,083,000	476,000
Repayments in cash	(1,291,516)
Change in fair value	(514,338)
Conversions	(1,649,146)
Ending balance	2,304,000	$ 2,676,000		2,304,000
Outstanding principal balance as of September 30, 2025	2,750,853			2,750,853
Accrued interest as of September 30, 2025	$ 1,193,231			$ 1,193,231